Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Total Capital
For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as was prescribed by OSFI, to the total capital figure presented in the table below:

As at December 31,	2019	2018
Subordinated debt	$3,538	$3,039
Innovative capital instruments(1)	200	699
Equity:
Preferred shareholders’ equity	2,257	2,257
Common shareholders’ equity	21,141	21,449
Participating policyholders’ equity	1,091	864
Non-controlling interests’ equity	19	—
Total capital	$28,246	$28,308

(1) Innovative capital instruments are SLEECS issued by the SL Capital Trusts (Note 13). The SL Capital Trusts are not consolidated by us.